Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes [Abstract]
Income before income taxes - U.S.	$ 319,000,000	$ 1,791,000,000	$ 3,769,000,000
Income before income taxes - Non-U.S.	1,616,000,000	1,164,000,000	782,000,000
Income before income taxes	1,935,000,000	2,955,000,000	4,551,000,000
Provision (benefit) for income taxes [Abstract]
U.S. Federal - Current	(43,000,000)	692,000,000	1,401,000,000
U.S. Federal - Deferred	0	(154,000,000)	(188,000,000)
Total U.S. Federal income taxes	(43,000,000)	538,000,000	1,213,000,000
Non-U.S. - Current	156,000,000	138,000,000	92,000,000
Non-U.S. - Deferred	65,000,000	24,000,000	(2,000,000)
Total Non-U.S. income taxes	221,000,000	162,000,000	90,000,000
U.S. State - Current	(2,000,000)	8,000,000	18,000,000
U.S. State - Deferred	0	11,000,000	2,000,000
Total U.S. State income taxes	(2,000,000)	19,000,000	20,000,000
Total current income tax expense (benefit)	111,000,000	838,000,000	1,511,000,000
Total deferred income tax expense (benefit)	65,000,000	(119,000,000)	(188,000,000)
Total provision for income taxes	176,000,000	719,000,000	1,323,000,000
Principal reconciling items from income tax computed at statutory federal rate
Computed tax at statutory rate	677,000,000	1,034,000,000	1,593,000,000
Non-U.S. effective tax rates	(345,000,000)	(245,000,000)	(184,000,000)
U.S. tax benefit for manufacturing	(158,000,000)	(31,000,000)	(63,000,000)
Impact of changes to uncertain tax positions	(88,000,000)	0	0
Non-deductible expenses	42,000,000	27,000,000	10,000,000
U.S. R&D tax credit	0	(58,000,000)	(54,000,000)
Other	48,000,000	(8,000,000)	21,000,000
Total provision for income taxes	176,000,000	719,000,000	1,323,000,000
Income tax reconciliation, Discrete Tax Benefit, U.S. Benefit for Manufacturing	252,000,000
Deferred income tax assets [Abstract]
Inventories and related reserves	734,000,000	913,000,000
Deferred loss and tax credit carryforwards	382,000,000	400,000,000
Stock-based compensation	366,000,000	357,000,000
Postretirement benefit costs recognized in AOCI	357,000,000	431,000,000
Accrued expenses	331,000,000	322,000,000
Other	209,000,000	122,000,000
Subtotal	2,379,000,000	2,545,000,000
Less valuation allowance	(221,000,000)	(178,000,000)
Total deferred income tax assets	2,158,000,000	2,367,000,000
Deferred income tax liabilities [Abstract]
Acquisition-related intangibles and fair-value adjustments	(921,000,000)	(1,030,000,000)
Accrued retirement costs (defined benefit and retiree health care)	(243,000,000)	(180,000,000)
Property, plant and equipment	(131,000,000)	(141,000,000)
International earnings	(102,000,000)	(92,000,000)
Other	(11,000,000)	(36,000,000)
Total deferred income tax liabilities	(1,408,000,000)	(1,479,000,000)
Net deferred income tax asset	750,000,000	888,000,000
Balance Sheet Classification of Deferred Tax Assets and Liabilities [Abstract]
Current deferred income tax assets	1,044,000,000	1,174,000,000
Noncurrent deferred income tax assets	280,000,000	321,000,000
Current deferred income tax liabilities	(2,000,000)	0
Noncurrent deferred income tax liabilities	(572,000,000)	(607,000,000)
Deferred tax asset, change in amount related to unutilized tax credits	43,000,000
Tax loss carryforward, US and non-US	175,000,000
Tax loss carryforward, US and non-US, set to expire	0
Amount of undistributed foreign earnings	5,540,000,000
Cash payments for income taxes	171,000,000	902,000,000	1,470,000,000
Changes in total amounts of uncertain tax positions [Roll Forward]
Beginning balance	210,000,000	103,000,000	56,000,000
Additions based on tax positions related to the current year	12,000,000	15,000,000	12,000,000
Additions from the acquisition of National	0	132,000,000	0
Additions for tax positions of prior years	45,000,000	3,000,000	50,000,000
Reductions for tax positions of prior years	(92,000,000)	(39,000,000)	(12,000,000)
Settlements with tax authorities	39,000,000	(4,000,000)	(3,000,000)
Expiration of the statute of limitations for assessing taxes	(30,000,000)	0	0
Ending balance	184,000,000	210,000,000	103,000,000
Interest income (expense) recognized in the year ended December 31	32,000,000	1,000,000	(2,000,000)
Interest receivable (payable) as of December 31	8,000,000	(3,000,000)	5,000,000
Unrecognized tax benefits	184,000,000	210,000,000	103,000,000
The amount of uncertain tax positions that would impact the effective tax rate if realized	159,000,000	233,000,000
Amount of deferred tax assets possibly to be realized	78,000,000	83,000,000
Unrecognized Tax Benefits, Relief from Double Taxation, Audit Assessments Not Yet Made	60,000,000
Unrecognized Tax Benefits, Relief from Double Taxation, Audit Assessment in Process	30,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound	30,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	60,000,000
Increase Liability for Transfer Pricing Issues [Member]
Changes in total amounts of uncertain tax positions [Roll Forward]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	10,000,000
Settlement with Taxing Authority [Member]
Changes in total amounts of uncertain tax positions [Roll Forward]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 30,000,000